OPERATING CONTEXT	12 Months Ended
Dec. 31, 2018
OPERATING CONTEXT
OPERATING CONTEXT

NOTE 1 -  OPERATING CONTEXT

Centrais Elétricas Brasileiras S.A. (Eletrobras, Eletrobras System or the Company) is a publicly-held corporation, with headquarters in Brasília - DF - Setor Comercial Norte, Quadra 6, Conjunto A, Bloco A - Ed. Venâncio 3000, Asa Norte, registered with the Brazilian Securities Commission (CVM) and the Securities and Exchange Commission (SEC), with stock traded on the Exchanges of São Paulo (B3 S.A. - Brasil, Bolsa Balcão) in Brazil, Madrid (LATIBEX) in Spain, and New York (NYSE) in the United States of America. The Company is a mixed economy company controlled by the Federal Government. Its purpose is to carry out studies, projects, construction, and operation of power plants, transmission lines, and electricity distribution, as well as any business activities relating to these activities. Its purpose is also to provide financing and pledge guarantees, in Brazil and abroad, to its electricity utility subsidiaries and to technical/scientific research entities; to promote and support research of interest to the electricity sector, particularly with regard to generation, transmission, and distribution activities, as well as to conduct multi-purpose water basin utilization studies; to contribute to the training and preparation of the technical personnel necessary for the Brazilian electricity sector and of qualified operators, through the use of specialized courses, while also providing assistance to Brazilian educational institutions or scholarships abroad, and signing agreements with entities that collaborate in the training of specialized technical personnel; to collaborate in technical and administrative matters with the companies in which it holds equity stakes and with the Ministry of Mines and Energy (MME).

The Company also acts as a holding company, managing investments in equity interests, and holding direct control of the following twelve electricity generation and/or transmission companies:

Furnas Centrais Elétricas S.A. - FURNAS;

Centrais Elétricas do Norte do Brasil S.A. - ELETRONORTE;

Companhia Hidro Elétrica do São Francisco - CHESF;

Eletrosul Centrais Elétricas S.A. - ELETROSUL;

Eletrobras Termonuclear S.A. - ELETRONUCLEAR;

Companhia de Geração Térmica de Energia Elétrica - CGTEE;

Eólica Hermenegildo I S.A. - Hermenegildo I (a) (c);

Eólica Hermenegildo II S.A. - Hermenegildo II (a) (c);

Eólica Hermenegildo III S.A. - Hermenegildo III (a) (c);

Santa Vitória do Palmar Holding S.A. - Santa Vitória do Palmar (b) (c);

Companhia Eólica Chuí IX S.A.(a) (c); and

Uirapuru Transmissora de Energia S.A. (a) (c).

In addition to its majority stakes in the above electricity generation and/or transmission companies, the Company holds direct control of two electricity distribution companies:

Companhia Energética de Alagoas - Ceal (c) (d);

Amazonas Distribuidora de Energia S.A. - Amazonas Distribuidora (c) (e).

(a) Companies acquired through a transaction with subsidiaries.

(b) Company acquired on December 29, 2017.

(c) The assets and liabilities of these companies were classified as Assets Held for Sale, see note 44.

(d) Company auctioned on December 10, 2018. The transfer of control occurred on March 18, 2019, further details in notes 45 and 47.4. This subsidiary is also being presented as part of discontinued operations.

(e) Company auctioned on December 28, 2018, The transfer of control occurred on April 10, 2019, further details in note 45 and 47.9. This subsidiary is also being presented as part of discontinued operations.

During 2018, the Company transferred the control of the subsidiaries of the distribution segment listed below (see further details of the disposal in note 45):

•	Boa Vista Energia S.A. - Boa Vista;
•	Companhia de Eletricidade do Acre - Eletroacre;
•	Centrais Elétricas de Rondônia - Ceron; and
•	Companhia Energética do Piauí - Cepisa.

The Company still holds direct control of Eletrobras Participações S.A. - Eletropar. In addition, it holds equity interests in Itaipu Binacional - Itaipu (through a system of joint control as under the International Treaty signed by the Governments of Brazil and Paraguay), Inambari Geração de Energia S.A., and Rouar S.A. (through a system of joint control with the state-owned Uruguayan company Usinas y Transmisiones Eléctricas de Uruguay - UTE).

The Company has indirect subsidiaries and direct or indirect minority stakes in various other companies in the electricity generation, transmission, and distribution segments (see Note 14).

The Company is authorized, directly or through its subsidiaries, to form associations, with or without contributed funds, to held business consortiums or equity stakes abroad, with or without power of control, related indirectly or directly with electricity generation, transmission or distribution.

The Company acts as an electricity-marketing agent for Itaipu Binacional and for the agents participating in the Incentive Program for Alternative Electricity Sources - PROINFA.

The issuance of these consolidated financial statements was authorized by the Board of Directors on April 30, 2019.